Financial Instruments And Risk Management (Derivatives Not Designated As Hedging Instruments Fair Values Of Derivative Instruments) (Details) (Not Designated as Hedging Instrument, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 642,118	$ 463,802
Liability Derivatives, Fair Value	639,665	471,760
Prepaid expenses and other current assets | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	5,818	3,802
Other assets | Purchased cash convertible note hedge
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	636,300	460,000
Other current liabilities | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	3,365	11,760
Long-term debt | Cash conversion feature of Cash Convertible Notes
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	$ 636,300	$ 460,000